Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 737,500,014.75
Previously Paid Amount	0.00
Total Fee Amount	112,911.25
Total Offset Amount	0.00
Net Fee	$ 112,911.25